1674    8-9-95           Form N-SAR          40,419

[ 51,602]                 FORM N-SAR

                      SEMI-ANNUAL REPORT

              FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    //        (a)

             or fiscal year ending:  12/31/99(b)

Is this a transition report?(Y/N)N

Is this an amendment to a previous filing? (Y/N)N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name Variable Annuity Account G

     B.  File Number: 811-    5906

     C.  Telephone Number :   (860)273-4848

2.   A.  Street:    151 Farmington Ave
     B.  City:  Htfd   C.  State: CT      D.  Zip Code: 06156   Zip Ext:
     E.  Foreign Country                     Foreign Postal Code:


3.   Is  this  the  first filing on this form  by  Registrant?(Y/N) N

4.   Is this the last filing on this form by Registrant?(Y/N) N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N) Y [If answer is "Y"
     (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) N [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?





Federal Securities Law Reports                     51,602



1674  8-9-95         Form N-SAR                    40,465


For period ending  12/31/1999          If filing more than one
File number 811-   5906              Page 47, "X" Box


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:         Aetna Life Insurance and Annuity Company

     B. [/] File Number(If any):

     C. [/] City       HtfdState:   CT   Zip  06156

        [/] Foreign Country:            Foreign Postal Code:


111. A. [/] Depositor Name:

     B. [/]File Number(If any):

     C. [/] City:              State:         Zip Code-ext:

        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:              State:         Zip Code-ext:

        [/] Foreign Country:            Foreign Postal Code:


112. A. [/]Sponsor Name:

     B. [/] File Number (If any) :

     C. [/] City:                State:         Zip Code-ext:

        [/] Foreign Country:            Foreign Postal Code:






Federal Securities Law Reports                    51,602




40,466                   Investment Companies-Forms     1674  8-9-95


For period ending     12/31/99     If filing more than one
File number 811-      5906         Page 48, "X" box:

113. A. [/] Trustee Name:

     B. [/] City:        State      Zip Code:     Zip Ext:

        [/] Foreign Country:                Foreign Postal Code:

113. A. [/] Trustee Name :

     B. [/] City:        State      Zip Code:     Zip Ext:

        [/] Foreign Country:                Foreign Postal Code :

114. A. [/] Principal Underwriter Name: Aetna Life Insurance and Annuity
        Company

     B. [/] File Number: 8-       13256

     C. [/] City: Htfd         State: CT     Zip Code: 06156     Zip Ext:

        [/] Foreign Country:       Foreign Postal Code  :

114. A. [/] Principal Underwriter Name:

     B. [/] File Number: 8-

     C. [/] City:       State:     Zip Code:   Zip Ext:

        [/]Foreign Country:       Foreign Postal Code  :

115. A. [/] Independent Public Accountant Name:       KPMG LLP

     B. [/] City: Boston       State: MA    Zip Code: 02110      Zip Ext:

        [/] Foreign Country:          Foreign Postal Code  :

115. A. [/] Independent Public Accountant Name:

     B. [/] City:         State:    Zip Code:      ZipExt:

        [/] Foreign Country:           Foreign Postal Code  :



51,602                               c 1995, Commerce Clearing House, Inc.






1674  8-9-95        Form N-SAR               40,467


For period ending    12/31/99           If filing more than one
File number 811-     5906               Page 49, "X" Box

116.  Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N) Y
                                                                       (Y/N)
     B. [/] Identify the family in 10 letters:  A L I A C F U N D S

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                         (Y/N)
  If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N)  Y
                                            (Y/N)

     C. [/] Scheduled premium variable life contracts?(Y/N)  N
                                                           (Y/N)

     D. [/] Flexible premium variable life contracts? (Y/N)  N
                                                           (Y/N)

     E. [/] Other types of insurance products registered under the
        Securities Act of 1933? Y/N?   N
                                     (Y/N)

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
        0

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)  $0

121.[/] State the number of series for which a current prospectus was in existence at the end of  the period  1

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
        0




Federal Securities Law Reports                    51,602

40,468              Investment Companies-Forms         1674  8-9-95

For period ending      12/31/99        If filing more than one
File number 811-      5906             Page 50, "X" Box:


123.[/] State the total value of the additional units considered in answering item 122($000's omitted)  $0

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
        Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of    Total Assets     Total Income
                                   Series        ($000's       Distributions
                                 Investing       omitted)    ($000's omitted)

A. U.S. Treasury direct issue                    $            $

B. U.S. Government agency                        $            $

C. State and municipal tax-free                  $            $

D. Public utility debt                           $            $

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                   $            $

F. All other corporate intermed &
   long-term debt                                $            $

G. All other corporate short-term debt           $            $

H. Equity securities of brokers or dealers
   or parents of brokers or dealers              $            $

I. Investment company equity securities          $            $

J. All other equity securities             1     $195,326     $0

K. Other securities                              $            $

L. Total assets of all series of registrant      $195,326     $0


51,602                                 c1995, Commerce Clearing House, Inc.




1674                 Form N-SAR                    40,469


For period ending       12/31/99              If filing more than one
File number 811-       5906                   Page 51, "X" Box


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                     (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
                                                     (Y/N)

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $2,649


132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing.

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-



                  [The next page is 40,501.]


Federal Securities Law Reports                         51,602
40,418          Investment Companies - Forms      1674 8-9-95

Signature Page
This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Hartford        State of:  Connecticut  Date:

Name of Registrant, Depositor, or Trustee:


                  Variable Annuity Account G
           Aetna Life Insurance and Annuity Company
                      Name of Registrant



Witness:  Kevin A. Thomas            By:   Deborah Koltenuk
          Kevin A. Thomas                  Deborah Koltenuk
          Manager                          Vice President, Corporate Controller
          Aetna Life Insurance and         and Assistant Treasurer
          Annuity Company                  Aetna Life Insurance and
                                           Annuity Company



























51,601                               c1995, Commerce Clearing House, Inc.